OPERATING SEGMENTS - Revenue and operating profit (loss) per segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING SEGMENTS
Total revenue	$ 23,785	$ 20,281	$ 19,085
Operating profit (loss)	(22,947)	(77,800)	(24,272)
Subscriptions
OPERATING SEGMENTS
Total revenue	14,861	12,663	11,674
SaaS related professional services
OPERATING SEGMENTS
Total revenue	537	534	754
Transactional Platforms fees
OPERATING SEGMENTS
Total revenue	8,387	7,084	6,657
Operating segments
OPERATING SEGMENTS
Total revenue	23,785	20,281	19,085
Operating segments | Solutions
OPERATING SEGMENTS
Total revenue	15,398	13,197	12,428
Operating profit (loss)	(1,802)	1,882	2,261
Operating segments | Solutions | Subscriptions
OPERATING SEGMENTS
Total revenue	14,861	12,663	11,674
Operating segments | Solutions | SaaS related professional services
OPERATING SEGMENTS
Total revenue	537	534	754
Operating segments | Platform
OPERATING SEGMENTS
Total revenue	8,387	7,084	6,657
Operating profit (loss)	(14,247)	(11,364)	(10,250)
Operating segments | Platform | Transactional Platforms fees
OPERATING SEGMENTS
Total revenue	8,387	7,084	6,657
Unallocated
OPERATING SEGMENTS
Operating profit (loss)	$ (6,898)	$ (68,318)	$ (16,283)